LONG TERM DEBT - Schedule of Noncurrent and Current Borrowings (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Noncurrent:
Noncurrent portion of long-term debt	$ 2,310	$ 2,288
Current:
Current portion of long-term debt	205	223
Total	$ 2,515	$ 2,511